Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 744,104	$ 744,104
Less: accumulated depreciation	(182,213)	(139,978)
Property and equipment, net	561,891	604,126
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	579,147	579,147
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	98,860	98,860
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,710	11,710
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 54,387	$ 54,387